Fair Value Measurements - Schedule of Company’s Liabilities that are Measured at Fair Value (Details) - Level 3 [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Forward Purchase Agreement [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities	$ 1,214,100	$ 1,388,700	$ 6,404,100
Warrants – Series A [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities	$ 2,997,150	3,383,900	4,955,300
Warrants – Series C and D [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities			$ 13,913,250